2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 60 .6%
Communication Services — 6.0%
Alphabet Inc - Class A ................. 6,309 1,814,216
Alphabet Inc - Class C ................. 60,522 17,361,341
Charter Communications Inc
(1)
........... 4,311 930,659
Comcast Corp ...................... 21,320 612,097
EverQuote Inc
(1)
..................... 20,634 318,176
IDT Corp .......................... 2,216 108,806
Meta Platforms Inc ................... 14,019 8,020,691
New York Times Co/The ................ 1,896 158,752
Omnicom Group Inc .................. 10,504 791,056
Verizon Communications Inc ............ 2,741 137,598
30,253,392
Consumer Discretionary — 3.0%
Abercrombie & Fitch Co
(1)
............... 1,592 145,461
American Public Education Inc
(1)
.......... 4,788 272,342
BorgWarner Inc ..................... 5,957 323,227
Boyd Gaming Corp ................... 19,550 1,606,619
Brinker International Inc
(1)
.............. 1,188 169,611
Champion Homes Inc
(1)
................ 1,927 143,311
Crocs Inc
(1)
........................ 945 78,454
Deckers Outdoor Corp
(1)
................ 3,392 339,505
Expedia Group Inc ................... 1,364 314,934
Five Below Inc
(1)
..................... 1,640 374,707
Frontdoor Inc
(1)
...................... 7,291 385,402
General Motors Co ................... 1,080 80,460
Hasbro Inc ........................ 1,478 138,341
J Jill Inc .......................... 643 7,369
O'Reilly Automotive Inc
(1)
............... 5,352 494,043
Phinia Inc ......................... 7,036 481,544
Ralph Lauren Corp ................... 7,212 2,480,856
Ross Stores Inc ..................... 7,367 1,595,913
Strattec Security Corp
(1)
................ 238 18,645
Tapestry Inc ....................... 14,547 2,052,727
TJX Cos Inc/The ..................... 18,799 3,002,200
Ulta Beauty Inc
(1)
.................... 733 383,146
Visteon Corp ....................... 976 88,923
14,977,740
Consumer Staples — 0.6%
Cal-Maine Foods Inc .................. 3,926 310,743
Casey's General Stores Inc ............. 2,422 1,762,877
Dollar General Corp .................. 3,940 467,796
Target Corp ........................ 5,454 661,025
3,202,441
Energy — 4.0%
Antero Resources Corp
(1)
............... 441 18,716
Cheniere Energy Inc .................. 6,777 1,923,042
Chevron Corp ...................... 22,043 4,560,697
ConocoPhillips ...................... 2,608 344,256
Devon Energy Corp ................... 3,837 193,078
Diamondback Energy Inc ............... 4,933 975,698
EOG Resources Inc ................... 7,427 1,073,721
EQT Corp ......................... 975 62,049
Exxon Mobil Corp .................... 25,079 4,254,903
Marathon Petroleum Corp .............. 1,264 308,644
Matador Resources Co ................ 2,096 132,425
Phillips 66 ......................... 2,466 449,256
Range Resources Corp ................ 316 14,277
SLB Ltd .......................... 21,609 1,110,486
SM Energy Co ...................... 15,055 469,415
Targa Resources Corp ................. 5,169 1,296,023
TechnipFMC PLC .................... 14,849 1,026,511
Valero Energy Corp ................... 2,034 502,561
Weatherford International PLC ........... 1,398 132,223
Williams Cos Inc/The ................. 15,936 1,159,822
20,007,803
Financials — 8.6%
Allstate Corp/The .................... 10,980 2,276,593
Ally Financial Inc .................... 25,812 1,012,605
Ameriprise Financial Inc ............... 7,187 3,193,903
Arch Capital Group Ltd
(1)
............... 2,440 234,216
Bank of New York Mellon Corp/The ........ 29,944 3,552,257
Berkshire Hathaway Inc
(1)
.............. 14,548 6,971,402
Chubb Ltd ......................... 6,531 2,128,649
Customers Bancorp Inc
(1)
............... 16,503 1,145,473
Essent Group Ltd .................... 587 34,304
First American Financial Corp ............ 2,880 173,635
Interactive Brokers Group Inc ............ 528 35,413
Intercontinental Exchange Inc ............ 17,966 2,825,693
Invesco Ltd ........................ 1,154 28,031
Jack Henry & Associates Inc ............ 20,246 3,199,678
Jackson Financial Inc ................. 4,684 495,192
Marsh & McLennan Cos Inc ............. 2,069 358,868
Mastercard Inc ..................... 21,034 10,509,848
Morningstar Inc ..................... 9,717 1,642,659
PROG Holdings Inc ................... 1,278 36,666
State Street Corp .................... 10,634 1,345,839
Stewart Information Services Corp ........ 206 12,685
Synchrony Financial .................. 14,828 1,008,601
Visa Inc .......................... 2,972 898,257
Westamerica BanCorp ................. 723 37,704
Wintrust Financial Corp ................ 160 22,230
43,180,401
Health Care — 7.1%
AbbVie Inc ........................ 15,979 3,475,273
Amgen Inc ........................ 14,666 5,160,232

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Brightspring Health
(1)
.................. 1,229 52,368
Bristol-Myers Squibb Co ............... 1,572 95,342
CareDx Inc
(1)
....................... 646 11,214
Cigna Group/The .................... 487 129,907
CVS Health Corp .................... 9,268 665,628
Elevance Health Inc .................. 3,672 1,074,978
Eli Lilly & Co ....................... 5,549 5,103,804
Encompass Health Corp ............... 3,417 330,526
Gilead Sciences Inc .................. 23,872 3,327,041
HCA Healthcare Inc ................... 987 467,088
Johnson & Johnson .................. 29,973 7,326,600
McKesson Corp ..................... 1,563 1,352,558
Merck & Co Inc ..................... 11,820 1,421,828
Mettler-Toledo International Inc
(1)
......... 247 311,516
Natera Inc
(1)
........................ 5,671 1,134,143
Regeneron Pharmaceuticals Inc .......... 1,148 886,991
United Therapeutics Corp
(1)
............. 402 238,378
UnitedHealth Group Inc ................ 3,526 954,100
Universal Health Services Inc ............ 2,510 449,215
Vertex Pharmaceuticals Inc
(1)
............ 2,124 948,451
Zoetis Inc ......................... 7,687 908,680
35,825,861
Industrials — 8.8%
Acuity Inc ......................... 751 210,445
AECOM ........................... 4,959 420,622
Allegion plc ........................ 6,542 950,487
Allison Transmission Holdings Inc ......... 1,287 150,656
AMETEK Inc ....................... 1,595 341,904
Argan Inc ......................... 49 26,688
Armstrong World Industries Inc ........... 1,756 289,389
ATI Inc
(1)
.......................... 1,242 180,661
Blue Bird Corp
(1)
..................... 1,116 63,378
Caterpillar Inc ...................... 6,286 4,453,380
Comfort Systems USA Inc .............. 468 645,367
Cummins Inc ....................... 3,121 1,679,160
Delta Air Lines Inc ................... 22,116 1,470,272
EMCOR Group Inc .................... 31 22,888
EnerSys .......................... 1,790 310,959
Equifax Inc ........................ 11,386 2,050,277
FedEx Corp ........................ 5,705 2,032,007
Flowserve Corp ..................... 2,581 189,729
GE Vernova Inc ..................... 3,306 2,885,807
Generac Holdings Inc
(1)
................ 654 127,746
General Dynamics Corp ................ 21,211 7,280,039
Graco Inc ......................... 1,500 126,975
Howmet Aerospace Inc ................ 617 142,194
Hubbell Inc ........................ 819 401,916
Huntington Ingalls Industries Inc .......... 3,142 1,193,646
IDEX Corp ......................... 2,149 407,343
JB Hunt Transport Services Inc ........... 199 42,168
Johnson Controls International plc ......... 6,672 873,698
Lincoln Electric Holdings Inc ............. 1,095 272,743
Lockheed Martin Corp ................. 4,677 2,826,732
Mueller Industries Inc ................. 4,847 537,048
Nextpower Inc
(1)
..................... 170 20,493
Northrop Grumman Corp ............... 4,119 2,810,147
PACCAR Inc ........................ 1,697 196,004
Quanta Services Inc .................. 3,554 1,951,217
Rockwell Automation Inc ............... 4,204 1,508,732
RTX Corp ......................... 835 161,071
Sensata Technologies Holding PLC ........ 878 30,923
Southwest Airlines Co ................. 7,080 265,996
Trane Technologies PLC ................ 4,272 1,780,313
TUTOR PERINI CORP .................. 697 53,801
United Airlines Holdings Inc
(1)
............ 21,527 1,981,991
United Parcel Service Inc ............... 5,258 517,282
V2X, Inc.
(1)
......................... 3,905 267,493
Valmont Industries Inc ................. 423 169,018
44,320,805
Information Technology — 19.2%
Amkor Technology Inc ................. 3,078 138,602
Amphenol Corp ..................... 13,896 1,755,760
Analog Devices Inc ................... 6,793 2,161,125
Apple Inc ......................... 82,123 20,841,996
Applied Materials Inc ................. 9,351 3,196,078
Avnet Inc ......................... 5,521 340,204
Broadcom Inc ...................... 16,235 5,024,895
Calix Inc
(1)
......................... 4,172 204,386
CDW Corp/DE ...................... 1,637 198,110
Ciena Corp.
(1)
....................... 1,228 476,746
Cisco Systems Inc ................... 30,915 2,398,695
Clear Secure Inc .................... 193 9,343
Cognex Corp ....................... 245 12,003
Corning Inc ........................ 7,044 957,773
Everpure Inc
(1)
....................... 3,008 177,592
Hut 8 Corp
(1)
....................... 8,490 398,266
Keysight Technologies Inc
(1)
............. 105 29,649
KLA Corp ......................... 716 1,054,246
Lam Research Corp .................. 6,912 1,476,818
Lumentum Holdings Inc
(1)
.............. 46 32,327
Micron Technology Inc ................ 8,490 2,868,262
Microsoft Corp ...................... 48,424 17,925,112
Motorola Solutions Inc ................. 7,358 3,193,151
NetScout Systems Inc
(1)
................ 1,407 44,728
NVIDIA Corp ....................... 111,326 19,415,254
Oracle Corp ........................ 6,175 908,404
Photronics Inc
(1)
..................... 40,709 1,645,051
QUALCOMM Inc ..................... 25,178 3,242,423
Sandisk Corp/DE
(1)
................... 149 94,666
SCANSOURCE INC
(1)
.................. 7,245 262,993
Skyworks Solutions Inc ................ 5,687 304,539
TD SYNNEX Corp .................... 7,478 1,261,613
Teradata Corp
(1)
..................... 3,602 92,319
Teradyne Inc ....................... 942 279,265
Texas Instruments Inc ................. 12,472 2,421,314
TTM Technologies Inc
(1)
................ 1,287 125,380

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Ubiquiti Inc ........................ 554 437,821
Universal Display Corp ................ 1,028 94,226
Viasat Inc
(1)
........................ 5,100 233,580
Vistance Networks ................... 1,226 22,313
Western Digital Corp .................. 2,687 726,807
96,483,835
Materials — 1.3%
Alcoa Corp ........................ 7,796 517,109
Anglogold Ashanti Plc ................. 3,397 330,732
CF Industries Holdings Inc .............. 337 43,756
Coeur Mining Inc
(1)
................... 11,826 221,974
Commercial Metals Co ................ 2,763 169,731
CRH PLC .......................... 2,465 259,121
Freeport-McMoRan Inc ................ 10,584 622,128
Kaiser Aluminum Corp ................. 501 60,375
Newmont Corp ..................... 14,887 1,611,518
Nucor Corp ........................ 5,411 915,000
Reliance Inc ....................... 3,889 1,181,945
Southern Copper Corp ................. 1,669 287,168
SSR Mining Inc
(1)
.................... 8,638 253,957
Steel Dynamics Inc ................... 1,629 293,220
6,767,734
Real Estate — 1.4%
Jones Lang LaSalle Inc
(1)
............... 875 266,280
Simon Property Group Inc .............. 22,842 4,260,718
Sun Communities Inc ................. 21,508 2,709,148
7,236,146
Utilities — 0.6%
American Electric Power Co Inc .......... 11,393 1,493,394
American States Water Co .............. 509 38,491
Black Hills Corp ..................... 868 60,248
Consolidated Edison Inc ............... 3,830 433,479
Edison International .................. 782 57,227
Eversource Energy ................... 5,907 409,237
National Fuel Gas Co .................. 343 32,228
NRG Energy Inc ..................... 1,834 268,021
ONE Gas Inc ....................... 230 19,810
2,812,135
Total Common Stocks (United States)
(Cost $ 252,841,903 ) ................ 305,068,293
Registered Investment Companies — 4 .2%
U.S. Fixed Income — 4.1%
Baird Core Plus Bond Fund - Class I ....... 409,176 4,169,499
Dodge & Cox Income Fund - Class I ........ 179,176 2,279,121
Fidelity Advisor Capital & Income Fund - Class Z 288,346 3,382,296
Fidelity Total Bond Fund - Class Z ......... 435,053 4,159,110
Frost Total Return Bond Fund - Class I ...... 23,680 226,858
iShares 20+ Year Treasury Bond ETF
(2)
...... 21,835 1,892,876
iShares 7-10 Year Treasury Bond ETF
(2)
..... 26,209 2,501,387
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 23,356 2,235,636
20,846,783
International Fixed Income — 0.1%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 28,675 236,856
236,856
Total Registered Investment Companies
(Cost $ 21,088,030 ) ................. 21,083,639
Money Market Registered Investment Companies — 32 .8%
Meeder Government Money Market Fund ,
3.56%
(3)
........................ 164,848,205 164,848,205
Total Money Market Registered Investment
Companies
(Cost $ 164,848,204 ) ................ 164,848,205
Total Investments — 97 .6%
(Cost $ 438,778,137 ) ................ 491,000,137
Other Assets less Liabilities — 2 .4% ....... 11,913,922
Total Net Assets — 100 .0% ............. 502,914,059
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 5,405 72,701
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,448 34,686
Meeder Dynamic Allocation Fund - Retail Class 15,177 220,217
Meeder Muirfield Fund - Retail Class ....... 8,615 85,115
Total Trustee Deferred Compensation
(Cost $ 340,657 ) ................... 412,719

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 614 6/18/26 89,063,770 (1,240,481)
Mini MSCI Emg Mkt
Futures - June 2026 . 351 6/18/26 25,528,230 (926,106)
Russell 2000 Futures Mini
June 2026 ........ 165 6/18/26 20,725,650 (75,022)
S&P 500 Mini Futures
June 2026 ........ 79 6/18/26 25,954,463 (718,755)
S&P Mid Cap Futures
EMini June 2026 ... 30 6/18/26 10,189,500 23,236
Total Futures Contracts . 1,239 171,461,613 (2,937,128)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(4) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.